SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial assets receivable (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial assets receivable
Impairment losses	¥ 163,875	¥ 102,769